Accrued Expenses and Other Payables (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables
	July 31, 2023	April 30, 2023
Accrued payroll	$263,616	$301,527
Accrued interest expense	131,388	127,638
Accrued loss for legal matter	237,000	237,000
Other payables	16,342	26,878
Due to third parties	118,703	145,775
Sales tax payable	41,952	28,978
Total accrued expenses and other payables	$809,001	$867,796

	April 30, 2023	April 30, 2022
Accrued payroll	$301,527	$318,594
Accrued interest expense	127,638	97,818
Accrued loss for legal matter	237,000	98,500
Other payables	26,878	757,244
Due to third parties	145,775	—
Accrued consulting expense payable	—	132,000
Sales tax payable	28,978	31,188
Total accrued expenses and other payables	$867,796	$1,435,344